Offerings	May 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	95,624,950
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 1,912,499,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 264,116.11
Offering Note	(a) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended. (b) Includes shares of our common stock subject to the underwriters' option to purchase additional shares, including related bonus shares.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00
Offering Note	(a) The Registrant previously paid a registration fee of $13,810.00 in connection with the initial filing of its Registration Statement on Form S-11 on April 10, 2026. The fee was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended. This Maximum Aggregate Offering Price was originally registered under 457(o) and is now converted to 457(a). (b) See note 1(b) above.